Apr. 28, 2026
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses shown in the table would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, fees and expenses, please refer to the applicable contract or policy prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement[1]	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%

[1]  Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2027 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.09% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Guardian Mid Cap Relative Value VIP Fund	$111	$359	$627	$1,392

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in equity securities, or other investments with similar economic characteristics, of mid-capitalization companies. Allspring Global Investments, LLC, the Fund's subadviser (the "Subadviser"), defines mid-capitalization companies as companies with market capitalizations similar to companies in the Russell Midcap® Index (the "Index") at the time of purchase. Although expected to change frequently, the market capitalization range of the Index was approximately $907 million to $109.9 billion as of March 31, 2026.

The Subadviser looks for undervalued companies that it believes have the potential for above average capital appreciation, and, in some instances, below average risk. Rigorous fundamental research drives the Subadviser's search for companies with favorable reward-to-risk ratios and that possess a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include securities of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. The Subadviser regularly reviews the investments of the Fund and may sell a portfolio security when the security nears its price target, downside risks increase considerably, the company's fundamentals have deteriorated, or the Subadviser identifies a more attractive investment opportunity.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance and an additional index. The Russell 3000®

Index serves as the Fund's regulatory index and provides a broad measure of market performance. The Russell Midcap Value Index is the Fund's additional index and was selected to align more closely with the Fund's investment strategy and portfolio holdings. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Annual Returns (by calendar year)

Highest Quarterly Return: 19.83% (4th Q 2020) Lowest Quarterly Return: -31.87% (1st Q 2022)
Average Annual Total Returns (for the periods ended December 31, 2025)
Fund	Inception	1 Year	5 Year	Since Inception
Guardian Mid Cap Relative Value VIP Fund	9/1/2016	5.61%	9.55%	9.12%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		17.16%	13.15%	14.43%
Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes)		11.06%	9.83%	9.07%